Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000073498
Account Value [Line Items]
Line Graph and Table Measure Name	Comstock Capital Value Fund - Class AAA
C000002843
Account Value [Line Items]
Line Graph and Table Measure Name	Comstock Capital Value Fund - Class C
C000002844
Account Value [Line Items]
Line Graph and Table Measure Name	Comstock Capital Value Fund - Class I
C000002841
Account Value [Line Items]
Line Graph and Table Measure Name	Comstock Capital Value Fund - Class A
S&P 500 Index
Account Value [Line Items]
Account Value	$ 35,934	$ 31,203	$ 25,051	$ 20,947	$ 23,436	$ 16,646	$ 15,483	$ 14,022	$ 12,260	$ 10,399	$ 10,000
S&P 500 Index
Account Value [Line Items]
Account Value	35,934	31,203	25,051	20,947	23,436	16,646	15,483	14,022	12,260	10,399	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	35,934	31,203	25,051	20,947	23,436	16,646	15,483	14,022	12,260	10,399	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	35,934	31,203	25,051	20,947	23,436	16,646	15,483	14,022	12,260	10,399	10,000
Bloomberg US Government / Credit Bond Index
Account Value [Line Items]
Account Value	12,094	11,422	11,117	11,195	12,558	12,607	11,459	10,559	10,626	10,670	10,000
MSCI USA Value Index
Account Value [Line Items]
Account Value	24,969	22,056	19,179	17,557	18,324	13,088	14,263	13,070	12,223	10,537	10,000
Bloomberg US Government / Credit Bond Index
Account Value [Line Items]
Account Value	12,094	11,422	11,117	11,195	12,558	12,607	11,459	10,559	10,626	10,670	10,000
MSCI USA Value Index
Account Value [Line Items]
Account Value	24,969	22,056	19,179	17,557	18,324	13,088	14,263	13,070	12,223	10,537	10,000
Bloomberg US Government / Credit Bond Index
Account Value [Line Items]
Account Value	12,094	11,422	11,117	11,195	12,558	12,607	11,459	10,559	10,626	10,670	10,000
MSCI USA Value Index
Account Value [Line Items]
Account Value	24,969	22,056	19,179	17,557	18,324	13,088	14,263	13,070	12,223	10,537	10,000
Bloomberg US Government / Credit Bond Index
Account Value [Line Items]
Account Value	12,094	11,422	11,117	11,195	12,558	12,607	11,459	10,559	10,626	10,670	10,000
MSCI USA Value Index
Account Value [Line Items]
Account Value	$ 24,969	$ 22,056	$ 19,179	$ 17,557	$ 18,324	$ 13,088	$ 14,263	$ 13,070	$ 12,223	$ 10,537	$ 10,000